Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables and accrued expenses.
Schedule of accrued expenses

	As of
In CHF thousands	June 30, 2026	December 31, 2025
Accrued expenses	7,122	8,067
Total accrued expenses	7,122	8,067